Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637   Centennial, CO 80122     Fax:  303-482-2731


November 8, 2007

Geoffrey Kruczek
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Advanced ID Corporation
      Amendment 2 to Registration Statement on Form SB-2
        Filed October 2, 2007
      File No. 333-144556

Dear Mr. Kruczek:

Pursuant to your comment letter dated October 4, 2007, please note the following responses.

Signatures:

1. Please indicate below the second paragraph of text on the Signatures page who signed in the capacities of principal executive officer and principal financial officer. Additionally, please tell us why different persons signed this amendment as CEO and interim CFO. Also tell us why you have not filed a Form 8-K to report removals or appointments of such executive officers.

The Signature page has been revised to reflect who signed in the capacities of principal executive officer and principal financial officer. There was a change in the CEO and CFO in 2005. There was an edgarization error in the original filing. This was
corrected in amendment 1.   An 8-K was not timely filed but has
been filed as of November 6, 2007.

Exhibit 5
2. Please file an opinion that addresses all securities included in the fee table of the registration statement.

The opinion has been revised to address all securities included in the fee table of the registration statement.

3. Please file an opinion that clarifies when the units "shall be" binding obligations.

The opinion has been revised for clarity to address that the units and warrants registered for sale are binding obligations of the registrant under the state contract law that governs those agreements.


4. Please tell us with specificity which exhibits state that the units and warrants being offered are governed by Nevada law.

The opinion has been revised for clarity as follows:

Additionally, I am of the opinion that the units and warrants being registered are binding obligations of the registrant under the state contract law that governs those agreements.


Note- the financial information and disclosure throughout the document has been updated as of June 30, 2007

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker